Note 20 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
20.	CASH AND CASH EQUIVALENTS

	2017	2016
Short term bank deposits (i)	4,688.5	4,027.6
Current bank accounts	5,077.1	3,467.3
Cash	588.9	381.9
Cash and cash equivalents	10,354.5	7,876.8

Bank overdrafts	(1.8)	-
Cash and cash equivalents less bank overdraft	10,352.7	7,876.8

(i) The balance refers mostly to Bank Deposit Certificates - CDB, high liquidity, which are readily convertible into known amounts of cash and which are subject to an insignificant risk of change in value.